Net Loss Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share Amount (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Redeemable Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible redeemable preferred shares	110,230,842	85,779,363	36,567,165